Accounts Payables and Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

As of March 31, 2025 and December 31, 2024, the accounts payable and accrued liabilities consisted of the following:

	March 31,	December 31,
	2025	2024
Accounts payable	$220,878	$207,947
Credit cards payables	27,220	22,897
Sales tax payable	41,419	21,636
Property tax payable	24,536	102,483
Accrued expenses	15,050	65,042
	$329,103	$420,005

As of December 31, 2024 and 2023, the accounts payable and accrued liabilities consisted of the following:

	As of December 31,
	2024	2023
Accounts payable	$207,947	$329,655
Credit cards payables	22,897	49,019
Sales tax payable	21,636	20,050
Property tax payable	102,483	97,206
Accrued expenses	65,042	-
	$420,005	$495,930